POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 3, 2014 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014

Effective immediately, on page 19, the first sentence in the section titled “Investment Strategies and Risks—Investment Risks—Lending Portfolio Securities” is deleted and replaced with the following:

Lending Portfolio Securities. PowerShares DWA SmallCap Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Preferred Portfolio, PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P SmallCap Consumer Discretionary Portfolio each may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income.

Effective immediately, on page 105, the first two sentences in the section titled “Management—Securities Lending Agents” are deleted and replaced with the following:

Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for PowerShares DWA SmallCap Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P SmallCap Consumer Discretionary Portfolio. Citibank N.A. (“Citi”) acts as the securities lending agent for PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio and PowerShares Preferred Portfolio.

Please Retain This Supplement For Future Reference.

P-PS-SAI-SOAI-11 SUP-1 110314